GOODWILL	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of goodwill [text block]
Thousands of U.S. dollars
12/31/2019 Hyperinflation
Translation
Differences
Impairment 12/31/2020 Hyperinflation
Translation
differences
Impairment 12/31/2021
Peru 29,612 - (2,509) - 27,103 - (2,529) - 24,574
Chile 15,517 - 728 - 16,245 - (2,656) - 13,589
Colombia 5,722 - (259) - 5,463 - (753) - 4,710
Mexico 1,921 - (101) - 1,820 - (50) - 1,770
Brazil 65,482 - (14,692) - 50,790 - (3,492) - 47,298
Argentina 1,648 419 (474) - 1,593 656 (288) (1,961) -
Total 119,902 419 (17,307) - 103,014 656 (9,768) (1,961) 91,941
7)

GOODWILL
Goodwill

was

generated

on

December

1,

2012

from

the

acquisition

of

the

Customer

Relationship

Management

(“CRM”)
business

from Telefónica,

S.A when we were

acquired by

funds affiliated

with Bain

Capital.
On December

30, 2014 Atento

Brazil generated

a goodwill

from

the acquisition

of CBCC.

On September

2, 2016,

Atento

Brazil generated

a goodwill

from the

acquisition

of RBrasil

in the

amount

of
15,214

thousand
U.S. dollars

and on June

9, 2017 from

the acquisition

of Interfile

in the amount of
8,400

thousand

U.S. dollars
The breakdown

and changes

in goodwill in

2020 and 2021

are as follow: